Financial risk management objectives and policies - (Gains) Losses Reclassified from Other Comprehensive Income on Hedging Instruments to Selling, General and Administrative Expenses (Details) - CAD ($)
$ in Millions
12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, net of tax	$ (7.3)	$ 3.7	$ (3.8)
Foreign exchange risk | Cross currency swap | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, net of tax	$ 5.6	$ (5.3)	$ 0.4